SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES) (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Deferred tax assets:
Net operating loss carryforwards	$ 91,672	$ 715,179	$ 391,820
Net operating loss carryforwards	2,775	21,654
Deferred tax assets	94,447	736,833	391,820
Net operating loss carryforwards	94,447	736,833	391,820
Net operating loss carryforwards	(94,447)	(736,833)
Total deferred tax assets, net			391,820
Deferred tax assets			$ 391,820